Schedule of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total Revenue	$ 294,014	$ 325,092	$ 1,566,631	$ 438,292
Digital Asset Mining Revenue [Member]
Total Revenue		80,633	128,842	232,510
Provision of GPU Infrastructure services [Member]
Total Revenue	294,012	243,970	1,436,420	205,043
Other Revenue [Member]
Total Revenue	$ 2	$ 489	$ 1,369	$ 739